Discontinued Operations - Schedule of Operating Segment (Details) - Handshake [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Segment [Line Items]
Revenue	$ 2,408,160	$ 3,808,452	$ 4,426,401
Cost of sales	(1,504,688)	(2,375,591)	(2,554,850)
Gross profit	903,472	1,432,861	1,871,551
Provision for expected credit losses on trade receivables and other receivables			(802,556)
Impairment loss on goodwill	(384,639)
Impairment loss on intangible assets	(603,677)
Research and development expense	(197,554)	(202,337)	(169,511)
Selling, general and administrative expenses	(1,035,852)	(1,210,108)	(1,770,609)
Operating (loss)/income	(1,318,250)	20,416	(871,125)
Other income, net	16,968	15,454	24,541
Foreign exchange gains			423
Gain on disposal of subsidiary		3,608
Finance income/(costs), net	169	(1,531)	(943)
Provision for income tax expense	(55,810)
Net (loss)/profit from discontinued operations	(1,356,923)	37,947	(847,104)
Currency translation differences	6,444	(17,449)	(35,134)
Other comprehensive income/(loss)	$ 6,444	$ (17,449)	$ (35,134)